Concentration Risk (Tables)	12 Months Ended
Dec. 31, 2020
Risks and Uncertainties [Abstract]
Schedules of Diversification of Portfolio, by Region and Property Type	The following table represents the diversification of the Account’s portfolio by region and property type as of December 31, 2020:

Diversification by Fair Value(1)
	West	East	South	Midwest	Total
Office	13.6%	18.7%	5.7%	0.1%	38.1%
Apartment	9.8%	6.4%	8.1%	1.1%	25.4%
Retail	6.4%	3.4%	7.5%	0.8%	18.1%
Industrial	9.8%	1.5%	4.9%	0.5%	16.7%
Other(2)	0.6%	0.4%	0.7%	—%	1.7%
Total	40.2%	30.4%	26.9%	2.5%	100.0%
(1)Wholly-owned properties are represented at fair value and gross of any debt, while joint venture properties are represented at the net equity value.
(2)Represents interests in Storage Portfolio investments, a hotel investment and land.
Properties in the “West” region are located in: AK, AZ, CA, CO, HI, ID, MT, NM, NV, OR, UT, WA, WY
Properties in the “East” region are located in: CT, DC, DE, KY, MA, MD, ME, NC, NH, NJ, NY, PA, RI, SC, VA, VT, WV
Properties in the “South” region are located in: AL, AR, FL, GA, LA, MS, OK, TN, TX
Properties in the “Midwest” region are located in: IA, IL, IN, KS, MI, MN, MO, ND, NE, OH, SD, WI